Contingent consideration	12 Months Ended
Jun. 30, 2019
1 year or less [member]
Statement [line items]
Contingent consideration	Note 17. Current liabilities - Contingent consideration

	2019 A$’000	2018 A$’000

Contingent consideration	—	1,521

Later than one year [member]
Statement [line items]
Contingent consideration

Note 19. Non-current liabilities - Contingent consideration

	2019 A$000	2018 A$000

Contingent consideration	1,370	1,036

	1,370	1,036

During the 2017 financial year, the consolidated entity acquired 100% of the issued shares in Glioblast Pty Ltd, a privately-held, neuro-oncology-focused Australian biotechnology company. On the same day, Kazia entered into a worldwide licensing agreement with Genentech to develop and commercialise GDC-0084.

The Glioblast acquisition contains four contingent milestone payments, the first two milestone payments are to be settled with Kazia shares, and the third and fourth milestone payments are to be settled with either cash or Kazia shares at the discretion of Kazia. Milestone 1 has now been paid out, and Milestone 3 has lapsed.

The Genentech Agreement comprises of one milestone payment payable on the first commercial licensed product sale.

The range of outcomes of contingent consideration are summarised below:

Milestone	Contingent Consideration
Milestone 2	1,250,000	1,250,000
Milestone 4	4,199,000	3,400,000
Milestone 5	1,394,000	1,394,000

Total	6,843,000	6,044,000

Each milestone payment is probability weighted for valuation purposes. The milestone payments are discounted to present value, using a discount rate of 35% per annum, if they are expected to be achieved more than 12 months after the valuation date. The contingent consideration was revalued at 30 June 2019 to take into account revised estimated probabilities and timelines of certain milestones being achieved, and a portion of the discount has unwound with the resultant loss on contingent consideration being recognised in profit and loss.

Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance, and are not considered as part of the consideration in relation to the Genentech Agreement.